Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

19. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,363,270)	$(4,267,806)	(2,824,647)
Denominator:
Basic and diluted weighted average shares outstanding	7,351,784	5,453,103	4,521,133

Net loss per share attributable to Aptorum Group Limited(1)
Basic and diluted loss per share	$(0.19)	$(0.78)	(0.62)

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive. For the year ended December 31, 2025, 2024 and 2023, the total number of share options, warrants and convertible notes excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are 3,452,457, 1,392,277 and 1,293,723, respectively.